Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth additional compensation information of our principal executive officers (“PEO”) and averaged compensation information for our other named executive officers (“Other NEOs”) along with total shareholder return (“TSR”) and net income for fiscal 2025, 2024 and 2023.

Fiscal Year	Summary Compensation Table Total for PEOs(a) ($)		Compensation Actually Paid to PEOs(b) ($)		Average Summary Compensation Table Total for Other NEOs(a) ($)	Average Compensation Actually Paid to Other NEOs(b) ($)	Value of Initial Fixed $100 Investment Based on TSR(c) ($)	Net Income ($ in thousands)
	James L. Cunniff (PEO 1)	Kathleen S. Skarvan (PEO 2)	James L. Cunniff (PEO 1)	Kathleen S. Skarvan (PEO 2)
2025	$1,486,329	-	$4,853,665	-	$756,674	$903,214	$228.11	$7,537
2024	$3,002,607	-	$4,396,790	-	$552,903	$607,362	$155.91	$5,150
2023	-	$1,076,956	-	$857,968	$394,344	$291,508	$111.10	$3,166

a.

James L. Cunniff (PEO 1) served as President and Chief Executive Office for fiscal 2025 and 2024 and Kathleen S. Skarvan (PEO 2) served as President and Chief Executive Officer of the Company for fiscal 2023. The Other NEOs consisted of Bradley M. Nagel for fiscal 2025 and 2024, and, Christopher G. Holland and Bradley M. Nagel for fiscal 2023.

b.

None of our named executive officers participate in a pension plan; therefore, no adjustment from the Summary Compensation Table (“SCT”) total related to pension value was made. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our PEO and our Other NEOs (as an average) is shown below:

PEO Total Compensation Amount	$ 1,486,329
PEO Actually Paid Compensation Amount	$ 4,853,665
Adjustment To PEO Compensation, Footnote
	2025
Adjustments	PEO 1 ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,486,329	756,674
(Subtraction): SCT amounts of Stock and Option awards	(547,298)	(209,338)
Addition: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	713,283	273,400
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the end of the covered fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	525,756	41,236
Addition: Fair value as of the vesting date, for awards that are granted and vest in the same year	-	-
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	2,675,595	41,242
(Subtraction): Amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-
Compensation Actually Paid (as calculated)	4,853,665	903,214

c.

TSR as calculated based on a fixed investment of one hundred dollars measured from the market close on June 30, 2022 (the last trading day of fiscal 2022) through and including the end of the fiscal year for each year reported in the table.

Non-PEO NEO Average Total Compensation Amount	$ 756,674	$ 552,903	$ 394,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 903,214	607,362	291,508
Compensation Actually Paid vs. Total Shareholder Return

Relationship between Pay and Performance

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our other NEOs set forth in the Pay versus Performance Table above, as compared against the following performance measures: our (1) total shareholder returns and (2) net income.

Compensation Actually Paid vs. Company TSR $250 $200 $150 $100 $50 $0 Value of Fixed $100 Investment Based on TSR Compensation Actually Paid $6,000,000 $5,000,000 $4,000,000 $3,000,000 $2,000,000 $1,000,000 $111.10 $155.91 $228.11 2023 2024 2025 Compensation Actually Paid to PEO Average Compensation Actually Paid to Non-PEO NEOs Value of Fixed $100 Investment Based on TSR

1.	Total shareholder return in the above chart reflects the cumulative return of $100 as if invested on June 30, 2022, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income Compensation Actually Paid Net Income Compensation Actually Paid to PEO Average Compensation Actually Paid to Non-PEO NEOs Net Income 2023 2024 2025 $0 $0 $1,000,000 $1,000,000 $2,000,000 $2,000,000 $3,000,000 $3,000,000 $4,000,000 $4,000,000 $5,000,000 $5,000,000 $6,000,000 $6,000,000 $7,000,000 $8,000,000 3,166,000 5,150,000 7,537,000

Total Shareholder Return Amount	$ 228.11	155.91	111.1
Net Income (Loss)	7,537,000	5,150,000	3,166,000
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,486,329	3,002,607	0
PEO Actually Paid Compensation Amount	4,853,665	4,396,790	0
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,076,956
PEO Actually Paid Compensation Amount	0	$ 0	$ 857,968
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,298)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,283
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,756
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,675,595
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,338)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,236
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,242
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0